Supplement to the
Fidelity Advisor® Growth Strategies Fund
Class A, Class T, Class B, and Class C
January 28, 2012
Prospectus

Steven Calhoun no longer serves as portfolio manager of the fund. All references to Mr. Calhoun are no longer applicable.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Monty Kori (co-manager), Rayna Lesser (co-manager), Shadman Riaz (co-manager), Gordon Scott (co-manager), Douglas Simmons (co-manager), Pierre Sorel (co-manager), Patrick Venanzi (co-manager), and Samuel Wald (co-manager) have managed the fund since April 2012.

The following information replaces the biographical information found in the "Fund Management" section on page 24.

Monty Kori is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

Rayna Lesser is co-manager of the fund, which she has managed since April 2012. She also manages other funds. Since joining Fidelity Investments in 2005, Ms. Lesser has worked as an analyst, portfolio assistant and portfolio manager.

Shadman Riaz is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

Gordon Scott is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

Douglas Simmons is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Simmons has worked as a portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Pierre Sorel is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

AAG-12-01 May 10, 2012
1.756189.132

Patrick Venanzi is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Venanzi has worked as a research analyst and portfolio manager.

Samuel Wald is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 1996, he has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity Advisor® Growth Strategies Fund
Institutional Class
January 28, 2012
Prospectus

Steven Calhoun no longer serves as portfolio manager of the fund. All references to Mr. Calhoun are no longer applicable.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Monty Kori (co-manager), Rayna Lesser (co-manager), Shadman Riaz (co-manager), Gordon Scott (co-manager), Douglas Simmons (co-manager), Pierre Sorel (co-manager), Patrick Venanzi (co-manager), and Samuel Wald (co-manager) have managed the fund since April 2012.

The following information replaces the biographical information found in the "Fund Management" section on page 21.

Monty Kori is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

Rayna Lesser is co-manager of the fund, which she has managed since April 2012. She also manages other funds. Since joining Fidelity Investments in 2005, Ms. Lesser has worked as an analyst, portfolio assistant and portfolio manager.

Shadman Riaz is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

Gordon Scott is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

Douglas Simmons is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Simmons has worked as a portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Pierre Sorel is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

AAGI-12-01 May 10, 2012
1.756191.124

Patrick Venanzi is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Venanzi has worked as a research analyst and portfolio manager.

Samuel Wald is co-manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 1996, he has worked as a research analyst and portfolio manager.